FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /   /
                                                                        ---

         Pre-Effective Amendment No.                                   /   /
                                     ------                             ---

         Post-Effective Amendment No.   5                              / X /
                                      -------                           ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                /   /
                                                                        ---
OF 1940

         Amendment No.    7                                            / X /
                       ------                                           ---

                        (Check appropriate box or boxes.)

     Securities Management & Timing Funds - File Nos. 333-47429 and 811-8687
               (Exact Name of Registrant as Specified in Charter)

              620 Woodmere Avenue, Suite B, Traverse City, MI 49686
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (231) 947-8200

              Craig M. Pauly, Securities Management & Timing Funds 620 Woodmere Avenue, Suite B, Traverse City, MI 49686
                     (Name and Address of Agent for Service)

                                  With copy to:
                     Donald S. Mendelsohn, Thompson Hine LLP
               312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective:

/    / immediately upon filing pursuant to paragraph (b)
/X   / on October 1, 2002 pursuant to paragraph (b)
/    / 60 days after filing pursuant to paragraph (a)(1)
/    / on (date) pursuant to paragraph (a)(1)
/    / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485. If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


397740.2

                                  THE SMT FUND



                                   PROSPECTUS
                                 October 1, 2002





                          620 Woodmere Avenue, Suite B
                          Traverse City, Michigan 49686
                         1-877-SMT-FUND (1-877-768-3863)


     The investment objective of The SMT Fund is to achieve a higher total return over the long term than the total return of the United States equity markets. The Fund seeks to achieve this objective by following a market timing strategy. The Fund attempts to be "in the market" (invested in a broad range of common stocks) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.






















     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.


                                TABLE OF CONTENTS



RISK/RETURN SUMMARY  .........................................................

HOW THE FUND HAS PERFORMED  ..................................................

COSTS OF INVESTING IN THE FUND  ..............................................

HOW TO INVEST IN THE FUND  ...................................................

HOW TO REDEEM SHARES  ........................................................

DETERMINATION OF NET ASSET VALUE  ............................................

OTHER INFORMATION ABOUT INVESTMENTS, STRATEGIES AND RISKS ....................

DIVIDENDS, DISTRIBUTION AND TAXES  ...........................................

MANAGEMENT OF THE FUND  ......................................................

FINANCIAL HIGHLIGHTS  ........................................................

PRIVACY POLICY................................................................

FOR MORE INFORMATION .........................................................

                               RISK/RETURN SUMMARY

Investment Objective

     The investment objective of the Fund is to achieve a higher total return over the long term than the total return of the United States equity markets.

Principal Strategies

     The Fund seeks to achieve this objective by following a market timing strategy which is based on a proprietary investment model developed by the Fund's adviser. The Fund attempts to be "in the market" (invested in a broad range of common stocks) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.

     The adviser's market timing strategy uses a proprietary, computer-driven technical model that generates buy and sell signals. It is designed to take advantage of rising markets and avoid the risk of declining markets. When the technical indicators in the model generate a buy signal, the Fund will substantially invest in a broad range of high quality stocks selected by the adviser. When the indicators generate a sell signal, the stocks will be sold and the proceeds invested in money market instruments. The model does not recommend or select specific securities for purchase or sale by the Fund, but is designed to generate buy and sell signals for the market as a whole.

     If the strategy is successful, the Fund generally will participate in rising markets and avoid the risk of declining markets, and should outperform an equivalent portfolio held through periods of market decline. The Fund will generally compare its return to that of the S&P 500 and NASDAQ.


     In order to minimize certain adverse tax consequences that might arise because of frequent portfolio turnover, the Fund may, instead of investing directly in common stock, invest in other equity securities. These other securities include S&P Depositary Receipts (SPDRs), DIAMONDS, NASDAQ 100 Depositary Receipts (QQQs), and other types of index products. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the index relatively closely. DIAMONDS and QQQs are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average and the NASDAQ 100 Index, respectively. In recent periods, the Fund has primarily invested in QQQs when it is "in the market."


Principal Risks of Investing in the Fund

     The principal risk of investing in the Fund is that the adviser's market timing strategy will not be successful. At the moment of any buy or sell signal, the adviser will not know whether that particular signal will turn out to have indicated the start of a major or minor market move in either direction, or whether it will prove to be a false signal. The Fund could be exposed to declining markets and/or could miss a market rise if the adviser's model does not correctly predict market movements.

     In addition, the value of the Fund' shares may decrease in response to the activities and financial prospects of the individual companies in which the Fund invests. Equity securities (including index products) are more volatile than some other investment choices, such as money market funds or U.S. treasury bills.

         The Fund may focus its investments in certain industries or group of industries, such as technology. Stocks within the same industry may decline in price due to industry-specific market or economic developments.

     The Fund's returns will vary and you could lose money by investing in the Fund.

Is the Fund Right for You?

     The Fund is designed for long term investors. It may be particularly appropriate for tax deferred retirement plans because of the tax consequences of the Fund's high portfolio turnover.

                           HOW THE FUND HAS PERFORMED


     The bar chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year. The table shows how the Fund's average annual total returns over time (net of fees and expenses) compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Annual Total Returns as of December 31

                        [Bar Chart Data]

                        1999    8.27%
                        2000   19.55%
                        2001  -30.08%




     During the period shown, the highest return for a calendar quarter was 18.98% in the 4th quarter of 2001, and the lowest return was -26.80% for the 3rd quarter of 2001. The Fund's year-to-date return as of September 30, 2002 was [ ]%.

Average Annual Total Returns for the periods ending 12/31/01:

                                    1 Year           Since Inception(1)
                                    ------           ------------------


The Fund.
      Return Before Taxes           -30.08%             -7.84%

      Return After Taxes on         -30.08%            -14.00%
      Distributions 2

      Return After Taxes on         -18.32%             -7.50%
      Distributions and Sale
      of Fund Shares 2

S&P 500 Index                       -11.88%              1.68%

(1)June 5, 1998
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                         COSTS OF INVESTING IN THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)1
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee(2)...........................................................NONE


Annual Fund Operating   (expenses that are deducted from Fund assets)
Management Fees(3).........................................................4.55%
Distribution (12b-1) Fees...................................................NONE
Other Expenses.............................................................0.44%
Total Annual Fund Operating Expenses.......................................4.99%

(1)Processing organizations may impose transactional fees on shareholders.
(2) A wire transfer fee may be charged to defray custodial charges for redemptions paid by wire.
(3) The adviser's fee is equal to 4.95% of the Fund's average daily net assets, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 4.99%. This means that the Fund's total operating expenses generally will be no more than 4.99%.

Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

         1 year            3 years          5 years           10 years
         ------            -------          -------           --------
         $524              $1,568           $2,607            $5,183

                            HOW TO INVEST IN THE FUND

     The minimum initial investment in the Fund is $10,000 ($2,000 for qualified retirement accounts and medical savings accounts) and minimum subsequent investments are $100.

Initial Purchase

     By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check made payable to The SMT Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:

U.S. Mail:                                      Overnight:
The SMT Fund                                    The SMT Fund
c/o Unified Fund Services, Inc.                 c/o Unified Fund Services, Inc.
P.O. Box 6110                                   431 N. Pennsylvania St.
Indianapolis, Indiana 46204-6110                Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at 877-SMT-FUND to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         U.S. Bank, N.A.
         ABA #0420-0001-3
         Attn:  The SMT Fund
         D.D.A. #488920604
         Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)


     You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund at any time (minimum of $100) by mail, wire or automatic investment. Each additional mail purchase request must contain:

- your name                        - the name of your account(s);
- your account number(s)           - a check made payable to The SMT Fund.

     Checks should be sent to The SMT Fund at the address indicated throughout this Prospectus. A bank wire should be sent as outlined above. ACH (Automatic Clearing House) transactions should be established in advance by contacting the transfer agent.

Automatic Investment Plan


     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

     Because of the tax consequences of the Fund's investment strategies, the Fund may be a particularly appropriate investment for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the transfer agent.

Other Purchase Information

     The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

     You may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:

U.S. Mail:                                       Overnight:
The SMT Fund                                     The SMT Fund
c/o Unified Fund Services, Inc.                  c/o Unified Fund Services, Inc.
P.O. Box 6110                                    431 N. Pennsylvania St.
Indianapolis, Indiana 46204-6110                 Indianapolis, Indiana 46204

     "Proper form" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 877-SMT-FUND if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at 877-SMT-FUND. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption, please call the transfer agent at (877) SMT-FUND. Redemptions specifying a certain date or share price cannot be accepted and will be returned. We will mail you the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (the "SEC"), the Fund may suspend redemptions or postpone payment dates.


     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

            OTHER INFORMATION ABOUT INVESTMENTS, STRATEGIES AND RISKS


     Over the past eight years, the adviser's model has generated an average of 35 buy signals and 35 sell signals annually. Based on the buy and sell signals, the adviser's model has been "in the market" an average of 50% of each year and "out of the market" an average of 50% of each year. The Fund, therefore, can be expected to have extremely high portfolio turnover, which will result in significantly greater short term capital gains (or losses) and transaction costs than funds with lower portfolio turnover. During the fiscal year ended May 31, 2002, the Fund's portfolio turnover was 8,576%. Short term gains are taxable to some shareholders as ordinary income (see "Taxes" below). Therefore, you should be aware that the Fund's anticipated portfolio turnover may result in substantial ordinary income to shareholders. Investment through a tax deferred retirement plan account may be preferable for that reason.


     When the Fund is in the market, the adviser generally intends to stay fully invested (subject to liquidity requirements) in common stock or other equity instruments. The Fund normally will invest primarily in common stocks of companies whose securities, in the opinion of the adviser, are well established and enjoy an acceptable degree of liquidity, or in shares of index products that own such common stocks. Most equity securities in the Fund's portfolio are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ over the counter market. The Fund may also invest in preferred stocks and warrants. Warrants are options to purchase equity securities at a specified price valid for a specific time period.

     To the extent the Fund focuses its investments in a certain industry or group of industries, the Fund is subject to special risks. For example, in the technology industry, competitive pressures and aggressive pricing may have a significant effect on the performance of companies in which the Fund invests. There is the risk that certain high technology products and services offered by these companies may quickly become obsolete in the face of new technological developments. Additionally, investments in companies that offer new products include the risk that the products will not meet expectations or even reach the marketplace. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Internet companies are subject to a rate of technological change that is generally higher than other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have a material effect on the products and services of these companies. In addition, competitive pressures and changing demand may have a significant effect on the financial condition of internet companies.

     When the Fund is out of the market, the Fund normally will hold all of its assets in money market instruments (high quality fixed income securities with maturities of less than one year), securities of money market funds or repurchase agreements fully collateralized by U.S. government obligations. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees.

     The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which you considered appropriate at the time of your investment in the Fund.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders every December. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations. The Fund expects that its distributions will consist primarily of short term capital gains.

     Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the Fund is about to make a taxable distribution. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.

     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

     The Fund retains Securities Management & Timing, Inc., 620 Woodmere Avenue, Suite B, Traverse City, Michigan 49686 as the Fund's investment adviser. Craig
M. Pauly is the sole shareholder of the adviser and has served as President of the adviser since June of 1993. He has been managing equity accounts using the market timing strategy since January 1, 1992. Mr. Pauly is responsible for the day-to-day management of the Fund's portfolio.


     The Fund is authorized to pay the adviser a fee equal to an annual average rate of 4.95% of its average daily net assets, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 4.99%. The adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses on non-interested person trustees and extraordinary expenses. For the fiscal year ended May 31, 2002, the Fund paid the adviser a fee equal to 4.55% of its average daily net assets. The adviser may pay fees to certain fund consultants based on investments made and maintained by investors that the consultant has referred to the Fund.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.







                                                Year ended       Year ended      Year ended       Year ended
                                                 May 31, 2002     May 31, 2001    May 31, 2000     May 31, 1999 (a)
                                                ---------------  -------------------------------- -------------------
Selected Per Share Data
Net asset value, beginning of period             $       4.05     $        5.80  $        12.25    $           10.00
                                                ---------------  -------------------------------- -------------------
Income from investment operations
  Net investment loss                                   (0.14)            (0.12)          (0.21)               (0.22)
  Net realized and unrealized gain (loss)               (0.87)            (1.63)          (0.08)                3.44
                                                ---------------  -------------------------------- -------------------
Total from investment income (loss) operations          (1.01)            (1.75)          (0.29)                3.22
                                                ---------------  -------------------------------- -------------------
Distributions to shareholders
  From net investment income                             0.00              0.00            0.00                 0.00
  From net realized gain                                 0.00              0.00           (6.16)               (0.97)
                                                ---------------  -------------------------------- -------------------
Total distributions                                      0.00              0.00           (6.16)               (0.97)
                                                ---------------  -------------------------------- -------------------

Net asset value, end of period                   $       3.04     $        4.05  $         5.80    $           12.25
                                                ===============  ================================ ===================

Total Return                                          (24.94)%          (30.17)%         (7.34)%              33.14%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                         $2,071            $3,695          $9,234             $16,530
Ratio of expenses to average net assets                  4.99%             4.99%           4.99%               4.99%(c)
Ratio of net investment income (loss) to
   average net assets                                  (3.95)%           (2.24)%         (2.30)%             (1.94)%(c)
Portfolio turnover rate                              8,576.01%         7,338.15%      23,116.67%          10,710.86%(c)

(a) For the period June 5, 1998 (commencement of operations)
(b) For periods of less than a full year, total returns are not annualized
(c) Annualized


                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Investment Adviser                           Transfer Agent and Administrator
Securities Management & Timing, Inc.         Unified Fund Services, Inc.
620 Woodmere Avenue, Suite B                 431 North Pennsylvania Street
Traverse City, Michigan 49686                Indianapolis, Indiana  6204


Custodian                                    Auditors
U.S. Bank, N.A.                              McCurdy & Associates CPA's, Inc.
425 Walnut Street., M.L. 6118                27955 Clemens Road
Cincinnati, Ohio 45202                       Westlake, Ohio 44145

Legal Counsel                                Distributor
Thompson Hine LLP                            Unified Financial Securities, Inc.
312 Walnut Street                            431 North Pennsylvania Street
14th Floor                                   Indianapolis, Indiana 46204
Cincinnati, Ohio 45202

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 877-SMT-FUND to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











Investment Company Act #811-8687

                                  THE SMT FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 October 1, 2002

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of The SMT Fund dated October 1, 2002. This SAI incorporates by reference the financial statements and independent auditor's report from the Fund's Annual Report to Shareholders for the fiscal year ended May 31, 2002. A free copy of the Prospectus can be obtained by writing the Fund at 620 Woodmere Avenue, Suite B, Traverse City, Michigan 49686, or by calling 1-877-SMT-FUND (1-877-768-3863).

                                TABLE OF CONTENTS

                                                                          PAGE

DESCRIPTION OF THE TRUST AND FUND.............................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........

INVESTMENT LIMITATIONS........................................................

THE INVESTMENT ADVISER........................................................

TRUSTEES AND OFFICERS.........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................

DETERMINATION OF SHARE PRICE..................................................

INVESTMENT PERFORMANCE........................................................

CUSTODIAN.....................................................................

FUND SERVICES.................................................................

ACCOUNTANTS...................................................................

DISTRIBUTOR...................................................................

FINANCIAL STATEMENTS..........................................................

DESCRIPTION OF THE TRUST AND FUND

     The SMT Fund (the "Fund") was organized as a diversified series of Securities Management & Timing Funds (the "Trust") on February 20, 1998 and commenced operations on June 5, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 20, 1998 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Securities Management & Timing, Inc.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this SAI.


     As of September 10, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: James A. Rakel, 6010 Clough Pike, Cincinnati, Ohio 45244 18.45%; Erik R. Portmann, 2534 Millville Shandon Road, Hamilton, Ohio 45013 14.27%; Marilyn M. Beran, 3737 Clifton Avenue, Cincinnati, Ohio 45220 6.04%; Harold L. Wiberg, 7949 S. Shoreside Drive, Traverse City, MI 49684 - 6.01%; Raymond P. Canale, 710 SW Manitou, Lake Leelanau MI 49653 - 5.13%; and Brian Wales, 1117 S. West Bayshore Drive, Suttons Bay, MI 49682 - 5.11%.

     As of September 10, 2002, the Trustees and officers as a group owned less than 1% of the Fund.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective" and "Principal Strategies").

Equity Securities - Preferred Stock and Warrants. Equity securities in which the Fund may invest include preferred stock and warrants. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Warrants are options to purchase equity securities at a specified price for a specific time period.


Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or by agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with U.S. Bank, N.A. (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the adviser to be creditworthy. The adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase agreements.


INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles.

     5. Loans. The Fund will not loan its portfolio securities.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Securities Management & Timing, Inc., 620 Woodmere Avenue, Suite B, Traverse City, Michigan 49686 (the "Adviser"). Craig
M. Pauly is the sole shareholder and President of the Adviser.


     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 4.95% of the average daily net assets of the Fund, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 4.99%. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the fiscal years ended May 31, 2002, 2001 and 2000, the Fund paid fees of $124,035, $335,176 and $688,893, respectively, to the Adviser.

     The Agreement was renewed by the Board at a meeting held on July 12, 2002. In determining whether to approve the Agreement, the Trustees reviewed the Adviser's balance sheet dated December 31, 2001, and income statement for the year ended December 31, 2001. The Trustees reviewed reports regarding the performance of the Fund as compared to the Standard & Poor's 500 Index, the Dow Jones Industrial Average, the NASDAQ Composite, and the NASDAQ 100. The Trustees noted that the Fund had significantly outperformed the NASDAQ 100 Index since the Fund began investing in QQQs when it is "in the market." The Trustees also reviewed the performance, expense ratios and management fees of the Fund as compared to other funds with similar objectives and asset levels. The Trustees also discussed the market timing strategy and determined that, although the expense ratio is higher than the other funds to which it was compared, the higher fee was justifiable due to the time and effort required to manage the Fund. The Trustees considered a legal memorandum explaining their fiduciary duties with respect to their consideration of the management agreement renewal. The non-interested person Trustees met separately with legal counsel. Based upon the information provided, it was the Board's consensus that the fee to be paid to the Advisor pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders.


     The Adviser retains the right to use the names "Securities Management & Timing" and "SMT" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the names "Securities Management & Timing" and "SMT" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     Consistent with the Rules of Fair Practice of the National Association of Securities dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. In addition, the Adviser (not the Fund) may compensate brokers and other intermediaries for directing assets to or retaining assets in the Fund. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS


     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each Trustee which is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Brian D. Duddles
703 Main Street                                          Trustee             Since 1998                 N/A
P.O. Box 1169
Frankfort, MI 49635
1963
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Assistant Vice President of State Savings Bank of Frankfort since 7/99;                      None
Origination Manager at Stone Ridge Mortgage from 7/94 to 7/99.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Jeffrey T. Nowicki
131 South Division Street, Suite 300                     Trustee             Since 1998                 N/A
Grand Rapids, MI 49503
1966
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Partner at Lamothe Nowicki & Kreps LLC, an advertising company, since 7/97;                  None
Partner at Partners Advertising, an advertising company, from 1/95 to 7/97.
----------------------------------------------------------------------- ----------------------------------------------



The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Craig M. Pauly*                                                          Trustee, President
620 Woodmere, Suite B                                    Trustee,          and Treasurer                N/A
Traverse City, MI 49686                                 President,           since 1988
1971                                                  Treasurer and
                                                        Secretary       Secretary since 2002
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director and President of Securities  Management & Timing,  Inc. since                      None
1993.
----------------------------------------------------------------------- ----------------------------------------------

*Mr. Pauly is an "interested person" of the Trust because he is an officer of the Trust and the Advisor.

     The following table provides information regarding shares of the Fund owned by each Trustee as of December 31, 2001.

---------------------------------------- --------------------------------------
                                         Aggregate
Name                                     Dollar Range
                                         of Shares
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Craig M. Pauly
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Brian D. Duddles
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Jeffrey T. Nowicki
---------------------------------------- --------------------------------------


     Trustee fees are Trust expenses. The compensation paid to the Trustees of the Trust for the fiscal year ended May 31, 2002 is set forth in the following table.

================================ ============================================
                                        Total Compensation from Trust
             Name                   (the Trust is not in a Fund Complex)
-------------------------------- --------------------------------------------
-------------------------------- --------------------------------------------
Craig M. Pauly                                       $0
-------------------------------- --------------------------------------------
-------------------------------- --------------------------------------------
Brian D. Duddles                                  $[     ]
-------------------------------- --------------------------------------------
-------------------------------- --------------------------------------------
Jeffrey T. Nowicki                                $[     ]
================================ ============================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.


     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes adjustment is reasonable. Transactions of advisory clients (including the Fund) may also be blocked with those of the Adviser. The Adviser will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Fund) are filled. For the fiscal years ended May 31, 2002, 2001 and 2000, the Fund paid brokerage commissions of $224,390, $219,542 and $731,158, respectively.


     The Trust and Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P       =        a hypothetical $1,000 initial investment
                  T       =        average annual total return
                  n       =        number of years
                  ERV     =        ending redeemable value at the end of the
                                   applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.


The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

"Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000
                                    investment made at the beginning of the
                                    applicable period, after taxes on fund
                                    distributions but not after taxes on
                                    redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

----------------------------------------------------------------------------------------------------------------------
                                    SMT FUND
----------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- -------------------------- --------------------------
                                                                          1 Year                Since Inception1
                                                                          ------                ----------------
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return                                               -30.08%                    -25.34%
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions
                                                                          -30.08%                    -47.70%
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                               -18.32%                    -24.36%
---------------------------------------------------------------- -------------------------- --------------------------


 1June 5, 1998

Nonstandardized Total Return


     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" (before taxes).


     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN


     U.S. Bank, N.A., 425 Walnut Street, M.L. 6118, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES


     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.40 per shareholder (subject to a minimum monthly fee of $1,250 per fund) for these transfer agency services. For the fiscal years ended May 31, 2002, 2001and 2000, Unified received $10,022, $7,962 and $6,583 from the Adviser on behalf of the Fund for these transfer agent services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.07% of the Fund's assets up to $150 million, 0.06% of the Fund's assets from $150 million to $250 million, and 0.05% of the Fund's assets over $250 million (subject to an annual minimum of $17,500 per fund). For the fiscal years ended May 31, 2002, 2001 and 2000, Unified received $13,619, $17,619 and $17,500 from the Adviser (not the Fund) for these accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.8% of the Fund's assets under $150 million, 0.06% of the Fund's assets from $150 million to $250 million, and 0.05% of the Fund's assets over $250 million (subject to an annual minimum of $17,500 per fund). For the fiscal years ended May 31, 2002, 2001, and 2000, Unified received $13,177, $11,667 and $17,500 from the Adviser (not the Fund) for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).


ACCOUNTANTS


     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending May 31, 2003. McCurdy & Associates CPA's, Inc. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended May 31, 2002. The Fund will provide the Annual Report without charge at written request or request by telephone.

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation. Copy of Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust and By-laws of the Registrant.

(d) Investment Advisory Contracts. Copy of Registrant's Management Agreement with its Adviser, Securities Management & Timing, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(e) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. - None.


(g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.


(h) Other Material Contracts. None.


(i) Legal Opinion. Opinion of Thompson Hine LLP is filed herewith.


(j) Other Opinions. Consent of independent public accountants is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(m) Rule 12b-1 Plan. None.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics. The Code of Ethics of Securities Management & Timing Funds and Securities Management & Timing, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(q) Power of Attorney.

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(ii) Powers of Attorney for the Trustees and Officers, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with the Registrant
                                                                           -

         None.

Item 25.  Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Distribution Agreement, the Trust shall indemnify the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject under the 1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions or proceedings in respect thereof) arise out of, or are based upon, any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus or in any application or other document executed by or on behalf of the Trust, or arise out of, or are based upon, information furnished by or on behalf of the Trust filed in any state in order to qualify the Shares under the securities or blue sky laws thereof ("Blue Sky Application"), or arise out of, or are based upon, the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, and will reimburse the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending or preparing to defend any such action, proceeding or claim; provided, however, that the Trust shall not be liable in any case to the extent that such loss, claim, damage or liability arises out of, or is based upon, any untrue statement, alleged untrue statement, or omission or alleged omission made in the Registration Statement, the Prospectus, any Blue Sky Application or any application or other document executed by or on behalf of the Trust in reliance upon and in conformity with written information furnished to the Trust by, or on behalf of, and with respect to, the Distributor specifically for inclusion therein.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Securities Management & Timing, Inc., 620 Woodmere Avenue, Suite B, Traverse City, MI 49686 ("SMT"), adviser to The SMT Fund, is a registered investment adviser.

     (i) SMT, its officers and directors have engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each director and officer of SMT is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-44867).

Item 27.  Principal Underwriters

     (a) Unified Financial Securities, Inc. is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, AmeriPrime Advisors Trust, ATC Funds, Julius Baer Investment Funds, Lindbergh Funds, Metric Wisdom Funds, Milestone Funds, Rockland Fund Trust, Sparrow Funds, and TANAKA Funds, Inc.

     (b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

     (c) Not applicable.

Item 28.  Location of Accounts and Records

(a) Unified Fund Services, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204, will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-1(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).


(b) U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-1(b)(3).


(c) Unified Financial Securities, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204, will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

(d) Securities Management & Timing, Inc., 620 Woodmere Avenue, Suite B, Traverse City, MI 49686, will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-1(f).

Item 29.  Management Services

         None.

Item 30.  Undertakings

         None.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 27th day of September, 2002.


                              Securities Management & Timing Funds


                             By:          /S/
                             --------------------------------------------------
                              Donald S. Mendelsohn
                                Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Craig M. Pauly, President, Treasurer and Trustee*

Brian D. Duddles, Trustee*

Jeffrey T. Nowicki, Trustee*


                             *By:            /S/
                              -------------------------------------------------
                              Donald S. Mendelsohn
                                Attorney-in-Fact
                               September 27, 2002

                                  EXHIBIT INDEX



1.       Opinion of Thompson Hine LLP.................................EX-99.23.i
2.       Consent of McCurdy & Associates CPA's, Inc...................EX-99.23.j